                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: July 31st

Date of reporting period: August 1, 2005 - January 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

[DEER AND FLAG GRAPHIC]

                                                                JANUARY 31, 2006

The Hartford
Income Shares Fund, Inc.

                    Semi-Annual Report

                                                                 [HARTFORD LOGO]
                                                                    THE HARTFORD
                                                                    MUTUAL FUNDS

ITEM 1. REPORTS TO STOCKHOLDERS.

THE HARTFORD INCOME SHARES FUND, INC. SEMIANNUAL REPORT
 CONTENTS
 MANAGER DISCUSSION                                                           1
 SCHEDULE OF INVESTMENTS                                                      3
 STATEMENT OF ASSETS AND
  LIABILITIES                                                                 7
 STATEMENT OF OPERATIONS                                                      7
 STATEMENTS OF CHANGES IN NET
  ASSETS                                                                      8
 NOTES TO FINANCIAL STATEMENTS                                                9
 FINANCIAL HIGHLIGHTS                                                        12
 DIRECTORS AND OFFICERS                                                      13
 SHAREHOLDER MEETING RESULTS                                                 15
 IMPORTANT TAX INFORMATION                                                   15
 PRIVACY POLICY                                                              16

- TOLL-FREE PERSONAL ASSISTANCE



  -Customer Service



  -(888) 843-7824



  - 7:00 a.m. to 6:00 p.m. CT,
   Monday through Thursday
   8:15 a.m. to 5:00 p.m. CT, Friday


- TOLL-FREE INFORMATION LINE



  - For daily account balances, transaction activity or net asset value information

  -(888) 843-7824

  -24 hours a day

HOW TO USE THIS REPORT
For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector. Additional information concerning fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in The Hartford Income Shares Fund, Inc. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.
 HIGHLIGHTS

                                                           THE HARTFORD
                                                        INCOME SHARES FUND,
                                                               INC.
                                                        -------------------
  JANUARY 31, 2006
  TOTAL NET ASSETS (000'S OMITTED)...................        $102,527
  MARKET PRICE PER SHARE.............................        $   7.65
  SHARES OUTSTANDING (000'S OMITTED).................          12,990
  FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006:
  NET ASSET VALUE PER SHARE:
    Beginning of period..............................        $   8.16
    End of period....................................        $   7.89
  DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Total dividends paid (000's Omitted).............        $  3,572
    Dividends per share..............................        $   0.28

CERTIFICATIONS
In February 2006, the fund's principal executive officer submitted his annual certification as to compliance with the New York Stock Exchange (NYSE) Corporate Governance Listing Standards pursuant to Section 303A.12(a) of the NYSE Listed Company Manual. The fund's principal executive and principal financial officer certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 are filed with the fund's Form N-CSR filings and are available on the SEC's Web site at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and a record of how the fund voted any proxies for the twelve month period ended June 30, 2005, is available
(1) without charge, upon request, by calling 1-888-843-7824 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                    QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HARTFORD INCOME SHARES FUND, INC.
(Subadvised by Hartford Investment Management Company)

Portfolio Manager
Mark Niland

PORTFOLIO COMPOSITION BY SECTOR AS
OF 1/31/2006

(PORTFOLIO COMPOSITION PIE CHART)

Corporate Bonds - Investment Grade                                               60.0
Corporate Bonds - Non-Investment Grade                                           33.4
Asset Backed and Commercial Mortgage                                              3.3
Cash Equivalents/Receivables                                                      2.2
Common Stock                                                                      0.6
U.S. Government Agencies                                                          0.5


TOP 10 HOLDINGS AS OF 1/31/06

                                                                      Percent of
Bonds                                                                 Net Assets
--------------------------------------------------------------------------------
 1. General Motors Acceptance Corp.
    (8.00%) 2031                                                            5.6%
 2. Ford Motor Co.
    (6.375%) 2029                                                           4.1%
 3. Farmers Exchange Capital
    (7.20%) 2048                                                            3.0%
 4. American Airlines, Inc.
    (7.86%) 2011                                                            2.6%
 5. AT&T Corp.
    (9.75%) 2031                                                            2.1%
 6. Union Carbide Corp.
    (7.75%) 2096                                                            2.1%
 7. Time Warner Entertainment Co. L.P.
    (8.375%) 2033                                                           2.1%
 8. Cingular Wireless Services, Inc.
    (8.75%) 2031                                                            1.9%
 9. News America Holdings, Inc.
    (8.875%) 2023                                                           1.8%
10. Tele-Communications, Inc.
    (9.80%) 2012                                                            1.7%

HOW DID THE FUND PERFORM?

For the six-month period ended January 31, 2006, the Fund returned 0.18% at NAV and 0.60% at market price.


WHY DID THE FUND PERFORM THIS WAY?


The year ending December 31, 2005 was one in which short-term interest rates rose throughout the year, while long-term rates stayed relatively constant resulting in a flatter yield curve. During 2005, short-term rates were driven upward as the Federal Reserve (the Fed) raised the Federal Funds Target Rate eight times to a level of 4.25%. The most recent monetary tightening in January 2006 was the 14th consecutive time that the Fed has raised interest rates since this tightening cycle began in 2004. The result has been that, despite concerns about record high fuel prices, rising commodity costs, and continued economic expansion, the markets remain confident in the Fed's ability to keep inflation in check. These benign long-term inflation expectations, coupled with what incoming Federal Reserve Chairman Ben Bernanke termed the global savings glut, were the impetus for long rates not rising.

The major fixed income sectors finished the sixth month period ending January 31, 2006, with positive nominal returns. However, on an excess return basis (return relative to treasury bonds of a comparable duration), the investment grade corporate sector (which constitutes 60% of the fund) posted negative returns of -0.22% according to Lehman Brother's data, for a net total return of +0.29%. Of particular note, the long dated investment grade corporate bonds (a major focus for this fund given its yield orientation) lagged considerably, generating a total return of -0.87% during this six-month period. Weighing heavily on the corporate bond market markets were the well-publicized problems plaguing the auto industry. Most of the firms in this industry started the year as investment grade credits and subsequently fell to speculative grade. This fundamental deterioration (sufficient in and of itself to cause the sector to underperform) was subsequently compounded, as the technical pressures of "forced selling" on the part of investment grade investors was met with a hesitant high yield market that did not view its role as one of a forced buyer (despite the fact that the auto segment constitutes roughly 12% of Lehman's Broad High Yield Index). To a lesser extent, "event risk" in the form of leveraged buy-outs ("LBOs") and recapitalizations also pressured certain segments of the corporate bond market, as a few companies that were targeted by LBO sponsors experienced a sharp deterioration in the secondary market value of their debt securities.

Partially offsetting the weak performance of the investment grade market during this period, was the relative strength exhibited by the high yield sector. For the six months ending January 2006, the high yield corporate sector generated a positive total return of 1.46%. Within the high yield sector, fears of LBO risk are much less pronounced for the simple reason that these companies are already levered. This sector is the other major focus for the fund, accounting for just under 35% of its assets.

From an interest rate duration and curve positioning standpoint, the fund was positioned to take advantage of higher interest rates and a flatter yield curve. While this structure generally benefited fund shareholders, it was offset by the widening of credit risk spreads in the investment grade corporate sector triggered by the aforementioned "event risk" concerns, volatility around the auto sector (which represents 9.5% of the fund's assets) and a general steepening of credit curves to compensate for the flat treasury curve. Specific holdings affected by event risk considerations were the fund's exposure to Albertson's, Inc. (which became the target of an LBO offer) and Time Warner (which is being pressured by activist shareholders to boost the performance of its equity). Within the high yield allocation, two specific equipment trust certificates issued by Delta Air Lines and Northwest Air experienced some turbulence in the wake of each company filing for bankruptcy. While we have experienced a market value decline on our Northwest structure, we are still receiving coupon payments, as the company has not rejected the leases on the planes that represent the collateral for our bonds. In our Delta position, coupon payments have been interrupted. However, the value of the underlying collateral has been appreciating in value, lending support to the valuation of our bond. The two issues represent 0.8% of the fund's assets. The Fund's general underweight to the mortgage-backed sector adversely affected total returns, as this sector posted total returns of 1.28% over the last six months. However, given by the fact that this sector does not provide yield levels necessary to support the fund's current dividend policy, we currently expect that this underweight will persist for the near-term.


WHAT IS THE OUTLOOK?


We believe the Federal Reserve is nearing an end to the tightening cycle and will stop at a 4.50% or 4.75% Fed Funds rate. The flat yield curve and upcoming change in Federal Reserve monetary policy suggest that most of the curve flattening is behind us. We will continue to monitor market and economic data for signs of a curve steepening trend and will position the Fund accordingly should those signs emerge. In anticipation of this development, credit curves for corporate issuers that had steepened in order to compensate for the flat interest rate curve, should normalize and generate positive excess returns relative to treasuries.

Although corporate cash flows are healthy, event risk and shareholder friendly activity have been a concern of ours over the course of that last year and a half. Our credit research effort is focused on highlighting specific issuers that may prove vulnerable to event risk and we are working to cull the issuers' whose securities valuations do not adequately reflect this risk from the portfolio. We remain constructive on the high yield sector as overall default rates remain at relatively muted levels (for 2005 1.9% of issuers defaulted, well below the 5% historical average). Nevertheless, we are very much concerned about the lowest end of this credit spectrum (low "B" and "Caa" rated securities) as underwriting standards have eased, as indicated by the large amount of issuance over the last two years emanating from companies rated this far down the rating spectrum. As these issues "season", we are expecting default to rise in the back half of 2006, with the bulk of the default concentrated at the low end of the credit spectrum.

Low current inflation and moderate inflation expectations for the future have been reflected in the marketplace since late in the third quarter of 2005. Combined with poor seasonal factors in unadjusted CPI we have taken our U.S. TIPS exposure down to 0% in the Fund. We would consider reintroducing exposure to the asset class when seasonal factors and future inflation expectations become more constructive.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2006 (Unaudited)
(000's Omitted)

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.3%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                    Value #
---------                                                                  --------
            TRANSPORTATION - 3.3%
 $1,564     Continental Airlines, Inc., 7.71%, 10-2-2022................   $  1,594
  1,485     Continental Airlines, Inc., 8.05%, 5-1-2022.................      1,532
    275     Northwest Airlines, Inc., 6.81%, 2-1-2020 X.................        264
                                                                           --------
            TOTAL ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (COST
            $3,328).....................................................   $  3,390
                                                                           ========

CORPORATE BONDS: INVESTMENT GRADE - 60.0%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                    Value #
---------                                                                  --------
            BASIC MATERIALS - 5.2%
 $  500     Newmont Mining Corp., 8.625%, 5-15-2011.....................   $    574
    300     Olin Corp., 9.125%, 12-15-2011..............................        349
    685     Phelps Dodge Corp., 8.75%, 6-1-2011.........................        786
    250     Phelps Dodge Corp., 9.50%, 6-1-2031.........................        338
  2,000     Union Carbide Corp., 7.75%, 10-1-2096.......................      2,147
  1,000     Westvaco Corp., 8.20%, 1-15-2030............................      1,146
                                                                           --------
                                                                              5,340
                                                                           --------
            CAPITAL GOODS - 1.5%
    170     Briggs & Stratton Corp., 8.875%, 3-15-2011..................        190
  1,250     Tyco International Group S.A., 7.00%, 6-15-2028.............      1,385
                                                                           --------
                                                                              1,575
                                                                           --------
            CONSUMER CYCLICAL - 3.9%
  1,000     Albertson's, Inc., 8.70%, 5-1-2030..........................        991
  1,000     Federated Department Stores, Inc., 8.50%, 6-1-2010..........      1,122
    500     May Department Stores Co., 8.50%, 6-1-2019..................        600
  1,000     TRW, Inc., 7.75%, 6-1-2029..................................      1,241
                                                                           --------
                                                                              3,954
                                                                           --------
            ENERGY - 5.7%
    850     Burlington Resources, Inc., 9.125%, 10-1-2021...............      1,172
  1,000     Conoco Phillips Holding Co., 6.95%, 4-15-2029...............      1,186
    750     Halliburton Co., 5.625%, 12-1-2008..........................        762
  1,000     Occidental Petroleum Corp., 8.45%, 2-15-2029................      1,363
  1,000     Valero Energy Corp., 8.75%, 6-15-2030.......................      1,320
                                                                           --------
                                                                              5,803
                                                                           --------
            FINANCE - 11.4%
  1,000     CNA Financial Corp., 7.25%, 11-15-2023......................      1,086
  1,000     EOP Operating L.P., 7.50%, 4-19-2029........................      1,110
  1,000     ERAC USA Finance Co., 8.00%, 1-15-2011 M....................      1,111
  3,000     Farmers Exchange Capital, 7.20%, 7-15-2048 M................      3,064
    500     Household Finance Corp., 7.00%, 5-15-2012...................        542
    250     Liberty Mutual Group, 7.00%, 3-15-2034 M....................        260
  1,000     MONY Group, Inc., 8.35%, 3-15-2010..........................      1,110
  1,000     ReliaStar Financial Corp., 8.00%, 10-30-2006................      1,020
  1,000     Spieker Properties, Inc., 7.50%, 10-1-2027..................      1,152
  1,000     Travelers Property Casualty Corp., 7.75%, 4-15-2026.........      1,196
                                                                           --------
                                                                             11,651
                                                                           --------
            SERVICES - 11.7%
  1,500     Belo Corp., 7.25%, 9-15-2027................................      1,493
    750     Clear Channel Communications, Inc., 7.65%, 9-15-2010........        798
  1,000     Comcast Cable Communications, Inc., 8.50%, 5-1-2027.........      1,207
  1,000     Cox Enterprises, Inc., 8.00%, 2-15-2007 M...................      1,022
    750     Electronic Data Systems Corp., 7.45%, 10-15-2029............        794
  1,000     FedEx Corp., 7.84%, 1-30-2018...............................      1,153
  1,000     Hearst-Argyle Television, Inc., 7.00%, 1-15-2018............      1,030
    750     Hilton Hotels Corp., 8.25%, 2-15-2011.......................        821
  1,500     News America Holdings, Inc., 8.875%, 4-26-2023..............      1,847
  1,250     Park Place Entertainment Corp., 8.50%, 11-15-2006...........      1,279
    500     USA Waste Management, Inc., 7.125%, 12-15-2017..............        548
                                                                           --------
                                                                             11,992
                                                                           --------
            TECHNOLOGY - 13.7%
  1,750     AT&T Corp., 9.75%, 11-15-2031...............................      2,164
  1,500     Cingular Wireless Services, Inc., 8.75%, 3-1-2031...........      1,966
  1,500     Cox Communications, Inc., 6.80%, 8-1-2028...................      1,524
     99     MCI, Inc., 6.91%, 5-1-2007..................................        100
     99     MCI, Inc., 7.69%, 5-1-2009..................................        102
     85     MCI, Inc., 8.74%, 5-1-2014..................................         96
  1,000     Raytheon Co., 7.20%, 8-15-2027..............................      1,167
    250     Sprint Capital Corp., 6.00%, 1-15-2007......................        252
  1,500     Sprint Capital Corp., 6.875%, 11-15-2028....................      1,625
  1,500     Tele-Communications, Inc., 9.80%, 2-1-2012..................      1,792

                                                                               3
The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2006 (Unaudited)
(000's Omitted)

CORPORATE BONDS: INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------


Principal                                                                   Market
 Amount                                                                    Value #
---------                                                                  --------
 $  400     TELUS Corp., 8.00%, 6-1-2011................................   $    447
    700     Time Warner Companies, Inc., 6.625%, 5-15-2029..............        701
  1,800     Time Warner Entertainment Co. L.P., 8.375%, 7-15-2033.......      2,128
                                                                           --------
                                                                             14,064
                                                                           --------
            TRANSPORTATION - 4.7%
  2,500     American Airlines, Inc., 7.86%, 10-1-2011...................      2,659
  1,000     Continental Airlines, Inc., 7.92%, 5-1-2010.................      1,019
  1,000     Norfolk Southern Corp., 8.625%, 5-15-2010...................      1,131
                                                                           --------
                                                                              4,809
                                                                           --------
            UTILITIES - 2.2%
    419     American Electric Power Co., Inc., 6.125%, 5-15-2006........        420
  1,000     CMS Panhandle Holding Co., 7.00%, 7-15-2029.................      1,074
    750     FirstEnergy Corp., 6.45%, 11-15-2011........................        788
                                                                           --------
                                                                              2,282
                                                                           --------
            TOTAL CORPORATE BONDS: INVESTMENT GRADE (COST $51,949)......   $ 61,470
                                                                           ========

CORPORATE BONDS: NON-INVESTMENT GRADE - 33.4%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                    Value #
---------                                                                  --------
            BASIC MATERIALS - 2.8%
 $1,000     Abitibi-Consolidated, Inc., 8.85%, 8-1-2030.................   $    855
    750     Equistar Chemicals L.P., 10.125%, 9-1-2008..................        817
    500     Hercules, Inc., 11.125%, 11-15-2007.........................        551
    235     Nova Chemicals Corp., 7.00%, 5-15-2006......................        236
    250     Smurfit-Stone Container Enterprises, Inc., 9.75%,
            2-1-2011....................................................        253
    163     United States Steel Corp., 10.75%, 8-1-2008.................        181
                                                                           --------
                                                                              2,893
                                                                           --------
            CAPITAL GOODS - 1.7%
    525     Bombardier, Inc., 6.75%, 5-1-2012 M.........................        489
  1,250     Bombardier, Inc., 7.45%, 5-1-2034 M.........................      1,066
    200     Jorgensen (Earle M.) Co., 9.75%, 6-1-2012...................        217
                                                                           --------
                                                                              1,772
                                                                           --------
            CONSUMER CYCLICAL - 5.8%
    500     Delhaize America, Inc., 9.00%, 4-15-2031....................        587
    120     Dillard's, Inc., 6.625%, 1-15-2018..........................        111
     85     Dillard's, Inc., 7.13%, 8-1-2018............................         81
  6,250     Ford Motor Co., 6.375%, 2-1-2029............................      4,250
    225     Navistar International Corp., 9.375%, 6-1-2006..............        227
  1,000     Toys R Us, Inc., 7.375%, 10-15-2018.........................        733
                                                                           --------
                                                                              5,989
                                                                           --------
            ENERGY - 0.5%
    500     Williams Companies, Inc., 7.125%, 9-1-2011..................        521
                                                                           --------
            FINANCE - 6.4%
  5,650     General Motors Acceptance Corp., 8.00%, 11-1-2031...........      5,761
    750     Qwest Capital Funding, Inc., 6.50%, 11-15-2018..............        684
    115     Western Financial Bank, 9.625%, 5-15-2012...................        129
                                                                           --------
                                                                              6,574
                                                                           --------
            HEALTH CARE - 0.2%
    150     United Surgical Partners International, Inc., 10.00%,
            12-15-2011..................................................        161
                                                                           --------
            SERVICES - 3.8%
  1,000     Liberty Media Corp., 8.50%, 7-15-2029.......................      1,003
    250     Mandalay Resort Group, 7.625%, 7-15-2013....................        263
  1,000     MGM Mirage, Inc., 8.50%, 9-15-2010..........................      1,085
    750     Service Corp. International, 6.50%, 3-15-2008...............        760
    750     Starwood Hotels & Resorts Worldwide, Inc., 7.375%,
            5-1-2007....................................................        768
                                                                           --------
                                                                              3,879
                                                                           --------
            TECHNOLOGY - 6.6%
    260     Charter Communications Holdings LLC, 8.25%, 4-1-2007........        258
    675     Charter Communications Holdings LLC, 10.00%, 5-15-2011......        341
    500     Citizens Communications Co., 9.00%, 8-15-2031...............        515
    145     Level 3 Communications, Inc., 9.125%, 5-1-2008..............        138
    250     Level 3 Communications, Inc., 11.00%, 3-15-2008.............        249
    595     Level 3 Communications, Inc., 11.25%, 3-15-2010.............        531
  1,500     Lucent Technologies, Inc., 6.45%, 3-15-2029.................      1,260
    650     Nortel Networks Ltd., 6.125%, 2-15-2006.....................        650

4
The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
January 31, 2006 (Unaudited)
(000's Omitted)

CORPORATE BONDS: NON-INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------


Principal                                                                   Market
 Amount                                                                    Value #
---------                                                                  --------
 $  650     Nortel Networks Corp., 6.875%, 9-1-2023.....................   $    582
    100     PanAmSat Corp., 6.875%, 1-15-2028...........................         91
    100     Qwest Corp., 6.875%, 9-15-2033..............................         92
    270     Rogers Cable, Inc., 6.25%, 6-15-2013........................        267
    500     Rogers Cable, Inc., 8.75%, 5-1-2032.........................        582
  1,000     Rogers Wireless, Inc., 9.75%, 6-1-2016......................      1,215
                                                                           --------
                                                                              6,771
                                                                           --------
            TRANSPORTATION - 1.4%
  1,200     Delta Air Lines, Inc., 10.50%, 4-30-2016V -- ...............        817
    500     Delta Air Lines, Inc., 7.57%, 5-18-2012 X...................        491
    500     NWA Trust, 13.875%, 6-21-2008VX.............................        175
                                                                           --------
                                                                              1,483
                                                                           --------
            UTILITIES - 4.2%
  1,000     El Paso Corp., 8.05%, 10-15-2030............................      1,063
    720     Sierra Pacific Power Co., 8.00%, 6-1-2008...................        756
  1,000     TECO Energy, Inc., 7.20%, 5-1-2011..........................      1,063
  1,400     TXU Corp., 6.375%, 6-15-2006................................      1,405
                                                                           --------
                                                                              4,287
                                                                           --------
            TOTAL CORPORATE BONDS: NON-INVESTMENT GRADE (COST
            $34,138)....................................................   $ 34,330
                                                                           ========

U.S. GOVERNMENT AGENCIES - 0.5%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                    Value #
---------                                                                  --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.1%
 $   13     9.00% 2022..................................................   $     14
     30     10.50% 2017.................................................         35
     14     11.25% 2010.................................................         15
     10     11.50% 2015.................................................         11
     28     11.75% 2010.................................................         31
                                                                           --------
                                                                                106
                                                                           --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
     93     8.00% 2024-2025.............................................         99
     50     10.50% 2017-2020............................................         56
     63     11.00% 2011-2018............................................         69
     15     12.00% 2014.................................................         16
     18     12.50% 2015.................................................         20
                                                                           --------
                                                                                260
                                                                           --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.2%
     85     9.00% 2021..................................................         93
     75     9.50% 2020..................................................         83
                                                                           --------
                                                                                176
                                                                           --------
            TOTAL U.S. GOVERNMENT AGENCIES (COST $510)..................   $    542
                                                                           ========

COMMON STOCK - 0.6%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value #
------                                                                  --------
         CONSUMER CYCLICAL - 0.0%
    1    Hosiery Corp. of America, Inc. Class A  -- VI...............   $     --
                                                                        --------
         TECHNOLOGY - 0.6%
    2    Global Crossing Ltd.  -- ...................................         26
    5    NTL, Inc.  -- ..............................................        318
    7    Verizon Communications, Inc.................................        235
                                                                        --------
         TOTAL COMMON STOCK (COST $349)..............................   $    579
                                                                        --------
         TOTAL INVESTMENTS IN SECURITIES (COST $90,274) O............   $100,311
                                                                        ========

                                                                               5
The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

Note:Percentage of investments as shown is the ratio of the total market value to total net assets.

   Market value of investments in foreign securities represents 7.61% of total net assets at January 31, 2006.

 I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Fund's Board of Directors at January 31, 2006, was $--, which represents
     0.00% of total net assets.
 -- Currently non-income producing. For long-term debt securities, items identified are in default (companies are in bankruptcy) as to payment of interest and/or principal.
 X The company is in bankruptcy but is continuing to make coupon payments.
 O At January 31, 2006, the cost of securities for federal income tax purposes is $90,332 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.....................................  $12,540
   Unrealized depreciation.....................................   (2,561)
                                                                 -------
   Net unrealized appreciation.................................  $ 9,979
                                                                 -------

 V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

PERIOD ACQUIRED   SHARES/PAR   SECURITY                                                       COST BASIS
---------------   ----------   --------                                                       ----------
    10/1996         $1,200     Delta Air Lines, Inc. due 2016                                   $1,392
     6/1995              1     Hosiery Corp. of America, Inc. Class A -- 144A                        8
     3/1995         $  500     NWA Trust due 2008                                                  500

     The aggregate value of these securities at January 31, 2006 was $992, which represents 0.97% of total net assets.
 M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2006, was $7,012, which represents 6.84% of total net assets.
 # See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

DISTRIBUTION BY CREDIT QUALITY
AS OF JANUARY 31, 2006

RATING                            PERCENTAGE OF HOLDINGS*
---------------------------------------------------------
AAA                                          0.5%
A                                           15.1
BBB                                         49.7
BB                                          24.9
B                                            6.5
CCC                                          3.1
CC                                           0.2
---------------------------------------------------------
Total                                      100.0%
=========================================================

   * Per the prospectus, split rated bonds are categorized using the highest rating.

-- Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

6
The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Assets and Liabilities
January 31, 2006
(000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, as detailed in the accompanying
    schedule, at market (cost $90,274) (Note 2).............   $100,311
  Cash on deposit with custodian............................        736
  Receivables:
    Investment securities sold..............................          3
    Interest and dividends..................................      2,141
    Other receivables.......................................          4
  Other assets..............................................         14
                                                               --------
TOTAL ASSETS................................................    103,209
                                                               --------

LIABILITIES
  Dividend payable ($0.046 per share).......................        598
  Payable for investment advisory and management fees (Note
    3)......................................................         10
  Accounts payable and accrued expenses.....................         74
                                                               --------
TOTAL LIABILITIES...........................................        682
                                                               --------
NET ASSETS..................................................   $102,527
                                                               ========
COMPOSITION OF NET ASSETS
  Net proceeds of capital stock, par value $.001 per
    share-authorized 15,000 shares; 12,990 shares
    outstanding.............................................    117,755
  Unrealized appreciation of investments....................     10,037
  Accumulated undistributed net investment income...........         84
  Accumulated net realized loss from sale of investments....    (25,349)
                                                               --------
TOTAL NET ASSETS............................................   $102,527
                                                               ========
NET ASSET VALUE PER SHARE...................................   $   7.89
                                                               ========

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Operations
For the Six-Month Period Ended January 31, 2006
(000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Interest income...........................................  $ 4,071
                                                              -------
EXPENSES:
  Investment advisory and management fees (Note 3)..........      315
  Legal and auditing fees...................................       31
  Custodian fees............................................        3
  Shareholders' notices and reports.........................       29
  Directors' fees and expenses..............................        1
  Exchange listing fees.....................................       13
  Other.....................................................        5
                                                              -------
  Total expenses............................................      397
                                                              -------
  Fees paid indirectly (Note 3).............................       (3)
                                                              -------
  Total net expenses........................................      394
                                                              -------
NET INVESTMENT INCOME.......................................    3,677
                                                              -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments..........................      (37)
  Net change in unrealized depreciation of investments......   (3,587)
                                                              -------
NET LOSS ON INVESTMENTS.....................................   (3,624)
                                                              -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $    53
                                                              =======

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statements of Changes in Net Assets
(000's Omitted)

--------------------------------------------------------------------------------

                                                              For the Six-Month
                                                                Period Ended
                                                              January 31, 2006    For the Year Ended
                                                                 (Unaudited)        July 31, 2005
                                                              -----------------   ------------------
OPERATIONS:
  Net investment income.....................................      $  3,677             $  7,317
  Net realized loss on investments..........................           (37)                (396)
  Net change in unrealized appreciation (depreciation) of
    investments.............................................        (3,587)               3,275
                                                                  --------             --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........            53               10,196
                                                                  --------             --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................        (3,572)              (7,178)
                                                                  --------             --------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from 1 and 3 shares issued as a result of
    reinvested dividends, respectively......................            12                   23
                                                                  --------             --------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        (3,507)               3,041
NET ASSETS:
  Beginning of period.......................................       106,034              102,993
                                                                  --------             --------
  End of period.............................................      $102,527             $106,034
                                                                  ========             ========
Accumulated undistributed (distributions in excess of) net
  investment income.........................................      $     84             $    (21)
                                                                  ========             ========

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
January 31, 2006
($000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION: The Hartford Income Shares Fund, Inc., ("the Fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

  INDEMNIFICATIONS: Under the fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

  In addition, the fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. generally accepted accounting principles:

  (A) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income including level-yield amortization of premium and discount is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the six-month period ended January 31, 2006, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

   Cost of purchases excluding U.S. Government
     obligations:                                    $4,132
   Sales proceeds excluding U.S. Government
     obligations:                                    $4,016
   Cost of purchases for U.S. Government
     obligations:                                    $  997
   Sales proceeds for U.S. Government obligations:   $1,069

  (B) SECURITY VALUATION -- Debt securities (other than short-term obligations) held by a Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system in accordance with procedures established by that Fund's Board of Directors. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Short term investments with a maturity of 60 days or less, are valued at amortized cost.

  Equity securities are valued at the last sales price or official closing price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ National Market System, the fund utilizes the NASDAQ Official Closing Price, which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. The difference between cost and market value for debt and equity securities is recorded on the Statement of Operations and accumulated in net assets.

  The Fund generally uses market prices in valuing portfolio securities. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities; and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the Fund, uses a fair value pricing service approved by the Fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund's shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when a shareholder will not be able to trade shares. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that Fund determines its NAV per share.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
January 31, 2006
($000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system in accordance with procedures established by the Fund's Board of Directors.

  (C) REPURCHASE AGREEMENTS -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. As of January 31, 2006, there were no outstanding repurchase agreements.

  (D) CREDIT RISK -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risk. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more with less aggressive bond funds.

  (E) SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY
  BASIS -- Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund will identify securities segregated in its records with value at least equal to the amount of the commitment. As of January 31, 2006, there were no outstanding when-issued or forward commitments.

  (F) FEDERAL INCOME TAXES -- For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. On a calendar year basis, the Fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

  Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

  The tax character of distributions paid for the year ended July 31, 2005 and 2004, was ordinary income in the amounts of $7,178 and $7,173, respectively.

  As of July 31, 2005 the components of distributable earnings on a tax basis are as follows:

                                                July 31, 2005
                                                -------------
   Undistributed ordinary income.............     $    576
   Accumulated loss..........................      (25,254)
   Unrealized appreciation...................       13,566
                                                  --------
   Total accumulated loss....................     $(11,112)
                                                  --------

  The difference between book-basis and tax-basis unrealized appreciation is attributable to tax deferral of wash sales.

  For federal income tax purposes, the Fund had capital loss carryovers of $24,684 at July 31, 2005, which, if not offset by subsequent capital gains, will expire in 2007 through 2013 as follows:

   Carryover                                                      Year Expires
   ---------                                                      ------------
          $  993         .......................................      2007
           5,416         .......................................      2008
           5,061         .......................................      2009
           4,710         .......................................      2010
           1,710         .......................................      2011
           5,026         .......................................      2012
           1,768         .......................................      2013

  For federal income tax purposes, the Fund elected to defer its realized capital losses for the period subsequent to October 31 in the amount of $570. These losses will be recognized on the first day of the next fiscal year.

  (G) ILLIQUID AND RESTRICTED SECURITIES -- At January 31, 2006, investments in securities for the Fund included issues that are illiquid. The Fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 2006, was $992, which represents 0.97% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included in the 15% limitation specified above.

  (H) DIVIDEND REINVESTMENT PLAN -- The Fund intends to distribute income dividends on a monthly basis and capital gains on an annual basis, if any. A shareholder may choose to have his or her dividends and capital gains distributions reinvested in additional whole or fractional shares of the Fund. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
January 31, 2006
($000's Omitted)
(Unaudited)

--------------------------------------------------------------------------------

  price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

  Shareholders will automatically receive their dividends and capital gains distributions in cash, unless they inform the Fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Hartford Administrative Services Company (See page 15). Notice to initiate or to terminate this plan must be received by Hartford Administrative Services 15 days prior to the dividend date for which it is to become effective.

  (I) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. EXPENSES:

  (A) PAYMENTS TO RELATED PARTIES -- Hartford Investment Financial Services, LLC ("HIFSCO") is the investment adviser for the Fund. Investment advisory and management fees are computed at the annual rate of 0.45% for the first $100 million of average monthly net assets and at the annual rate of 0.40% of average monthly net assets over $100 million, plus 2% of investment income.

  As adviser for the Fund, HIFSCO has retained Hartford Investment Management Company ("Hartford Investment") to provide investment advice and, in general, to conduct the management investment program of the Fund, subject to the general control of HIFSCO and the Fund's Board of Directors. Pursuant to the sub-advisory agreement, Hartford Investment will regularly provide the Fund with investment research, advice and supervision and furnish an investment program consistent with the Fund's investment objectives and policies, including the purchase, retention and disposition of securities.

  The Hartford Financial Services Group, Inc. ("The Hartford") and its subsidiaries provide facilities and office equipment and perform certain services for the Fund, including Fund accounting and financial reporting. Certain officers of the Fund are directors and/or officers of HIFSCO, Hartford Investment and/or The Hartford or its subsidiaries. No officer of the Fund receives any compensation directly from the Fund. Hartford Administrative Services Company ("HASCO"), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Fund.

  (B) EXPENSE OFFSET -- The Fund's custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest-bearing custody account. For the six-month period ended January 31, 2006, the custodian fee offset arrangement reduced expenses by $3. The total expense reduction represents an effective annual rate of 0.006% of the funds average daily net assets. This amount is included on the fees paid indirectly line of the Statement of Operations.

  (C) OTHER RELATED PARTY TRANSACTIONS -- For the six-month period ended January 31, 2006, Hartford Fire Insurance was reimbursed $-- for legal expenses on behalf of the Fund.

  -- Due to the presentation of the financial statements in thousands, the number rounds to zero.

THE HARTFORD INCOME SHARES FUND, INC.
Financial Highlights

--------------------------------------------------------------------------------

                                                       (UNAUDITED)                        YEAR ENDED JULY 31,
                                                       -----------     ----------------------------------------------------------
                                                         2006**          2005         2004        2003        2002        2001 O
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.................  $      8.16     $   7.93     $   7.63     $  6.66     $  7.95     $   8.17
Operations:
  Investment income..................................          .29          .56          .56         .58         .64          .67
  Net realized and unrealized gain (loss) on
    investments......................................         (.28)         .22          .29         .99       (1.29)        (.20)
                                                       -----------     --------     --------     -------     -------     --------
Total from operations................................          .01          .78          .85        1.57        (.65)         .47
                                                       -----------     --------     --------     -------     -------     --------
Distributions to shareholders:
From investment income...............................         (.28)        (.55)        (.55)       (.60)       (.64)        (.69)
                                                       -----------     --------     --------     -------     -------     --------
Net asset value, end of period.......................  $      7.89     $   8.16     $   7.93     $  7.63     $  6.66     $   7.95
                                                       -----------     --------     --------     -------     -------     --------
Per share market value, end of period................  $      7.65     $   7.88     $   7.33     $  6.99     $  6.80     $   7.94
Total investment return, market value @..............         0.60%       15.42%       12.75%      11.63%      (6.72%)      13.55%
Total investment return, net asset value @@..........         0.18%       10.46%       11.69%      24.36%      (8.75%)       6.18%
Net assets end of period (000s omitted)..............  $   102,527     $106,034     $102,993     $99,045     $85,772     $101,319
Ratio of gross expenses to average monthly net
  assets.............................................          .76%*        .76%         .82%        .86%        .80%         .77%
Ratio of net expenses to average monthly net
  assets.............................................          .76%*        .75%         .82%        .86%        .80%         .77%
Ratio of net investment income to average monthly net
  assets.............................................         7.05%*       6.89%        7.05%       7.93%       8.45%        8.38%
Portfolio turnover rate..............................            5%          17%          13%         34%         23%          57%

*   Annualized.

**  For the six-month period ended January 31, 2006.

@ Total investment return, market value is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

O Effective April 2, 2001, the adviser was changed from Fortis Advisers, Inc. to Hartford Investment Financial Services, LLC.

DIRECTORS AND OFFICERS (UNAUDITED)

The Board of Directors elects officers who are responsible for the day-to-day operations of the fund. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the fund pursuant to the Investment Company Act of 1940. Each officer and two of the fund's directors, as noted in the chart below, are "interested" persons of the fund. Each director serves as a director of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 85 funds. Correspondence may be sent to directors and officers c/o The Hartford Income Shares Fund, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Dr., Woodbury, Minnesota 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the fund and date first elected or appointed, principal occupation, and, for directors, other directorships held.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 59) Director since 2003, Chairman of the Litigation Committee; Co-Chairman of the Investment Committee
     Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund.

ROBERT M. GAVIN, JR. (age 65) Director since 1986, Chairman of the Board since 2004
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community. Prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

DUANE E. HILL (age 60) Director since 2002, Chairman of the Nominating Committee
     Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses. Mr. Hill is a former Partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies.

SANDRA S. JAFFEE(1)(age 65) Director since 2005
     Ms. Jaffee is Chief Executive Officer of Searchspace Group, a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank's Global Securities from 1995 to 2003.

WILLIAM P. JOHNSTON (age 61) Director since 2005(2), Chairman of the Compliance Committee
     Mr. Johnston joined the Board of Directors of Renal Care Group, Inc. in November 2002 and has served as Chairman of the Board since March 2003. From August 2001 until December 2002, Mr. Johnston was Managing Director of SunTrust Robinson Humphrey, the investment banking division of SunTrust Banks, Inc. From 1998 through 2001, Mr. Johnston was Vice Chairman of the investment banking affiliate of SunTrust Banks, Inc., where he also served as Chief Executive Officer from 1998 through 2000.

PHILLIP O. PETERSON (age 61) Director since 2000, Chairman of the Audit
Committee
     Mr. Peterson is a mutual fund industry consultant. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds. Mr. Peterson was a partner of KPMG LLP (an accounting firm) until July 1999.

LEMMA W. SENBET (age 59) Director since 2005(2)
     Since 1998, Dr. Senbet has been Chair of the Finance Department at the University of Maryland, Robert H. Smith School of Business, where he has been the William E. Mayer Chair Professor of Finance since 1990. Previously, he was a chaired professor of finance at the University of Wisconsin - Madison. In addition, Dr. Senbet served as an independent director of the Fortis Funds from March 2000 until July 2002.

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 47) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and Chief Operating Officer in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors").

LOWNDES A. SMITH (age 66) Director since 2002, Co-Chairman of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 45) President since 2001, Chief Executive Officer since 2005
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment") and Executive Vice President and Chief Investment Officer for The Hartford, Hartford Life, Inc. and Hartford Life Insurance Company. Mr. Znamierowski is also a Managing Member, Executive Vice President and Chief Investment Officer of HIFSCO and HL Advisors.

ROBERT M. ARENA, JR. (age 37) Vice President since 2006(3)
     Mr. Arena serves as Vice President of Hartford Life and heads its Retail Product Management Group in the Investment Products Division. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/Prudential in the individual annuities division. Mr. Arena joined American Skandia in 1996. Previously, he was with Paul Revere Insurance Group in its group insurance division.

TAMARA L. FAGELY (age 47) Vice President since 1996, Controller since 2001 and Treasurer since 1993
     Ms. Fagely has been a Vice President of Hartford Administrative Services Company (HASCO) since 1998. Currently, Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition, she is Controller of HIFSCO.

MARY JANE FORTIN (age 41) Vice President since 2003(4)
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life. She also serves as Vice President of HL Advisors and HIFSCO. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 54) Vice President since 2001, Chief Compliance Officer since 2004(5)
     Mr. Jay serves as Assistant Vice President of Hartford Life. He also serves as Controller of HL Advisors and as Chief Broker-Dealer Compliance for HIFSCO.

THOMAS D. JONES III (age 41) Vice President and Chief Compliance Officer since 2006(6)
     Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) ("MLIM"), where he worked from 1992-2004. At MLIM, Mr. Jones was responsible for the compliance oversight of various investment products, including mutual funds, wrap accounts, institutional accounts and alternative investments.

EDWARD P. MACDONALD (age 39) Vice President, Secretary and Chief Legal Officer since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management for Prudential Financial (formerly American Skandia Investment Services, Inc.). He joined Prudential in April 1999.

VERNON J. MEYER (age 41) Vice President since 2006(7)
     Mr. Meyer serves as Vice President of Hartford Life and Director of its Investment Advisory Group in the Investment Products Division. Prior to joining The Hartford in 2004, Mr. Meyer was with MassMutual which he joined in 1987.

DENISE A. SETTIMI (age 45) Vice President since 2005
     Ms. Settimi currently serves as Operations Officer of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 44) Vice President since 2001
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

(1) Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc., an unaffiliated corporate governance research service company ("ISS"), and serves as a Director of ISS and as a member of the Executive Committee of the Board of Directors of ISS. From time to time, ISS may provide in-depth analysis of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to the Fund's sub-adviser.

(2) Appointed by the Board on September 14, 2005 and elected by shareholders on January 10, 2006.

(3) Elected February 1, 2006

(4) Resigned January 13, 2006

(5) Resigned as Chief Compliance Officer February 13, 2006

(6) Elected February 13, 2006

(7) Elected February 1, 2006

INVESTMENT ADVISER                             Hartford Investment Financial Services, LLC
                                               P.O. Box 1744, Hartford, CT 06144-1744

DIVIDEND DISBURSING AGENT                      Hartford Administrative Services Company
                                               P.O. Box 64387, St. Paul, MN 55164

REGISTRAR                                      Wells Fargo Bank, N.A.
                                               Minneapolis, Minnesota

CUSTODIAN                                      State Street Bank and Trust Company
                                               Boston, Massachusetts

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  Ernst & Young LLP
                                               Minneapolis, Minnesota

MARKET PRICE    The Hartford Income Shares Fund, Inc. is listed on
                the New York Stock Exchange with the Ticker symbol
                "HSF". The market price is carried daily in the financial pages of most newspapers and carried on Monday in the "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name "HrtfrdIncoFd".

SHAREHOLDER MEETING RESULTS (UNAUDITED)

Shareholders of The Hartford Income Shares Fund, Inc. (the "Fund") addressed and approved the following proposals at an annual meeting held on January 10, 2006.

1. To elect a Board of Directors consisting of the following nine nominees:

                                                                   For          Withhold
                                                              --------------   -----------
Lynn S. Birdsong............................................  10,713,705.494   231,073.713
Robert M. Gavin, Jr. .......................................  10,701,679.791   243,099.416
Duane E. Hill...............................................  10,701,383.555   243,395.652
Sandra S. Jaffee............................................  10,689,592.169   255,187.038
William P. Johnston.........................................  10,713,364.957   231,414.250
Phillip O. Peterson.........................................  10,714,055.494   230,723.713
Lemma W. Senbet.............................................  10,711,314.957   233,464.250
Thomas M. Marra.............................................  10,713,574.957   231,204.250
Lowndes A. Smith............................................  10,710,186.715   234,592.492

2. To ratify the selection by the Board of Directors of the Fund of Ernst & Young LLP as the Fund's independent registered public accounting firm for the fiscal year ending July 31, 2006.

     For                Against            Abstain
-------------         -----------         ----------
10,758,311.842        118,025.931         68,441.434

IMPORTANT TAX INFORMATION (UNAUDITED)

Shareholders will receive notification in January 2007 of the percentage applicable to the preparation of their 2006 income tax returns.

MONTHLY DIVIDENDS PAID

DATE                                                          AMOUNT
----                                                          ------
August 2005.................................................  $0.046 Income
September 2005..............................................  0.046  Income
October 2005................................................  0.046  Income
November 2005...............................................  0.046  Income
December 2005...............................................  0.046  Income
January 2006................................................  0.046  Income
                                                              ------
                                                              $0.276
                                                              ======

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

B) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco, LLC; Planco Financial Services, LLC; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, LLC.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

UNDERWRITTEN AND DISTRIBUTED THROUGH
Hartford Investment Financial Services, LLC
200 Hopmeadow Street
Simsbury, CT 06070

INVESTMENT MANAGER
Hartford Investment Financial Services, LLC
200 Hopmeadow Street
Simsbury, CT 06070

INVESTMENT SUB-ADVISER
Hartford Investment Management Company
55 Farmington Avenue
Hartford, CT 06105



THE HARTFORD INCOME SHARES FUND, INC.
P.O. Box 64387                                                 PRESORTED
St. Paul, MN 55164-0387                                         STANDARD
                                                           U.S. POSTAGE PAID
                                                           ATKINSON, NH 03811
                                                             PERMIT NO. 27

                                                                 [HARTFORD LOGO]

                                                                    THE HARTFORD
                                                                    MUTUAL FUNDS

ITEM 2. CODE OF ETHICS.

      Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable to this semi-annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS

      The Schedule of Investments is included as part of this semi-annual report filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable to this semi-annual filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable to this semi-annual filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

INCOME SHARES FUND

                           Total                 Average            Shares purchased         Maximum number of
     Period               SHARES                Price Paid         as part of public        of shares that may
                         PURCHASED              per share            announced plan          yet be purchased
------------------------------------------------------------------------------------------------------------------
    8/1/2005              11,352                  8.0161                   0                         0

    9/1/2005              11,418                  7.8817                   0                         0

    10/3/2005             11,418                  7.8522                   0                         0

    11/1/2005             11,949                  7.5017                   0                         0

    12/1/2005             12,002                  7.3850                   0                         0

    1/3/2005              11,642                  7.5285                   0                         0
                  ------------------------                       -----------------------  ------------------------

      Total               69,781                                           0                         0

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      There have been no material changes to the procedures of the Nominating Committee policy since registrant's last disclosure in response to this requirement.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

      (b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  12(a)(2) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

      (b)   Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       THE HARTFORD INCOME SHARES FUND, INC.

Date:  March 9, 2006                   By: /s/ David M. Znamierowski
                                           -------------------------
                                           David M. Znamierowski
                                           Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  March 9, 2006                   By: /s/ David M. Znamierowski
                                           -------------------------
                                           David M. Znamierowski
                                           Its: President

Date:   March 9, 2006                  By: /s/ Tamara L. Fagely
                                           --------------------
                                           Tamara L. Fagely
                                           Its: Vice President,
                                                Controller and Treasurer

                                  EXHIBIT LIST

99.CERT       12(a)(2)    Certifications

                          (i) Section 302 certification of principal executive
                              officer

                          (ii) Section 302 certification of principal financial
                               officer

99.906CERT    12(b)       Section 906 certification of principal executive
                          officer and principal financial officer